Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories
Schedule of Inventory
	As of December 31,
	2016	2017
	RMB	RMB
General merchandise	673,477	640,538
Packing materials and others	3,146	4,082
Less: Inventory write down	(30,507)	(41,529)
Total	646,116	603,091